Offsetting (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Offsetting Assets [Line Items]
Debt Instrument, Repurchased Face Amount	$ 150,000,000
Securities Borrowed	18,671,000	46,090,000
Gross Amount of assets as Offset in Statement of Financial Position	0	0
Net amount of financial assets	18,671,000	46,090,000
Financial Instruments, assets	0	0
Derivative Asset, Fair Value of Collateral	0	0
Interest Rate Swap Agreement Fair Value Disclosure	18,671,000	46,090,000
Swap A [Domain]
Offsetting Assets [Line Items]
Securities Borrowed	9,408,000	20,560,000
Gross Amount of assets as Offset in Statement of Financial Position	0	0
Net amount of financial assets	9,408,000	20,560,000
Financial Instruments, assets	0	0
Derivative Asset, Fair Value of Collateral	0	0
Interest Rate Swap Agreement Fair Value Disclosure	9,408,000	20,560,000
Swap B [Member]
Offsetting Assets [Line Items]
Securities Borrowed	9,263,000	20,011,000
Gross Amount of assets as Offset in Statement of Financial Position	0	0
Net amount of financial assets	9,263,000	20,011,000
Financial Instruments, assets	0	0
Derivative Asset, Fair Value of Collateral	0	0
Interest Rate Swap Agreement Fair Value Disclosure	9,263,000	20,011,000
Swap C [Member]
Offsetting Assets [Line Items]
Securities Borrowed		2,896,000
Gross Amount of assets as Offset in Statement of Financial Position		0
Net amount of financial assets		2,896,000
Financial Instruments, assets		0
Derivative Asset, Fair Value of Collateral		0
Interest Rate Swap Agreement Fair Value Disclosure		2,896,000
Swap D [Member]
Offsetting Assets [Line Items]
Securities Borrowed		2,623,000
Gross Amount of assets as Offset in Statement of Financial Position		0
Net amount of financial assets		2,623,000
Financial Instruments, assets		0
Derivative Asset, Fair Value of Collateral		0
Interest Rate Swap Agreement Fair Value Disclosure		$ 2,623,000